Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Jan. 26, 2018	Nov. 30, 2017	Nov. 30, 2016	Jan. 27, 2016	Nov. 30, 2015	Nov. 30, 2014
PGIM Jennison Financial Services Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 22,851.06	$ 15,069.03	$ 14,344.05	$ 16,083.29	$ 11,747.93	$ 11,310.25	$ 9,770.39		$ 10,086.85	$ 7,907.50		$ 8,175.96	$ 9,450.04
PGIM Jennison Financial Services Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 22,456.78	14,922.65	14,320.13	16,185.57	11,916.31	11,553.75	10,047.43		10,454.13	8,252.50		8,595.96	10,000.00
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 23,591.66	15,598.85	14,887.62	16,737.29	12,264.89	11,831.39		$ 10,250.26	10,615.79	8,341.32		8,635.95	10,000.00
PGIM Jennison Financial Services Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,919.49	16,384.61	15,552.88	17,390.37	12,670.56	12,157.23	10,464.14		10,773.10	8,418.86		8,681.81	10,000.00
PGIM Jennison Financial Services Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,416.80	14,074.73	13,346.54	14,914.60	10,867.09	10,418.95	8,962.50	10,000.00
PGIM Jennison Health Sciences Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 22,688.23	18,409.11	17,476.12	18,714.33	17,065.11	12,845.25	12,645.00		11,309.88	8,930.82		10,194.96	9,449.97
PGIM Jennison Health Sciences Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 22,287.36	18,233.53	17,457.66	18,846.41	17,324.77	13,132.17	13,013.08		11,720.32	9,320.20		10,711.85	10,000.00
PGIM Jennison Health Sciences Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 23,272.97	18,957.42	18,051.69	19,402.78	17,751.07	13,409.51	13,259.97		11,901.58	9,415.96		10,770.13	9,999.99
PGIM Jennison Health Sciences Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,712.50	20,000.95	18,929.81	20,217.34	18,383.81	13,797.16	13,541.32		12,077.32	9,510.36		10,821.61	9,999.97
PGIM Jennison Health Sciences Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 27,531.71	22,265.45	21,052.96	22,464.50	20,411.06	14,214.94	15,019.07		13,390.58	10,533.72	$ 10,000.02
PGIM Jennison Utility Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 22,025.28	15,779.36	17,160.16	15,580.33	14,364.63	13,366.51	11,373.02		11,213.59	9,126.64		8,216.29	9,450.16
PGIM Jennison Utility Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 21,642.97	15,625.36	17,117.13	15,676.24	14,552.51	13,636.94	11,696.26		11,617.95	9,518.32		8,633.04	10,000.01
PGIM Jennison Utility Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,723.14	16,321.05	17,797.83	16,207.46	14,973.84	13,976.25	11,922.12		11,795.20	9,617.52		8,675.41	10,000.01
PGIM Jennison Utility Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,014.93	17,168.31	18,611.25	16,857.84	15,488.68	14,346.77	12,175.57		11,971.86	9,717.92		8,723.20	10,000.01
PGIM JENNISON UTILITY FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,127.20	15,087.05	16,344.10	14,792.65	13,589.68	12,604.65	10,686.99	9,999.99
S&P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Account Value	$ 34,259.398428425586	25,592.106081548674	22,724.541554682917	24,918.075842060971	19,474.789943043972	16,692.776833836124	14,476.816100540716	10,000	13,684.430072529842	11,181.853596508534	10,000	10,287.961978079702	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002.04691882804	26,142.162569531283	22,963.98840718234	25,293.54885420447	19,772.791469030686	16,834.166726698251	14,498.468308706972	10,000	13,642.487894260395	11,102.871294333292		10,274.897856529198	10,000
S&P Composite 1500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Financials Index
Account Value	$ 31,632.653703340828	21,670.350577473429	21,745.996230607845	22,135.005928391587	15,977.56445916795	16,899.838151118292	14,907.106230243235	10,000	14,956.195128285477	12,085.127707982034		10,364.392109415878	10,000
S&P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Account Value	$ 25,420.817587829806	22,163.972831473508	23,223.612980396447	21,642.421910904894	18,090.601406802212	15,916.55372652619	14,966.005279746198		12,841.391324073973	10,328.645545780875	$ 10,000	10,473.70263333565	10,000
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 25,268.818844388952	$ 18,493.3576533273	$ 20,391.84672708216	$ 18,215.989532993597	$ 16,853.99728599732	$ 16,329.16911105617	$ 13,928.836498615894	$ 10,000	$ 13,680.72704759405	$ 10,914.564937336532		$ 9,640.7395464323981	$ 10,000